As filed with the Securities and Exchange Commission on February 26, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust

(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
 Summit, NJ 07901

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(908) 897-0518

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

ETFMG Prime Junior Silver ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 98.7%
Metals & Mining - 98.7%
Canada - 61.8%
Alexco Resource Corp. (a)	574,411	$913,313
Americas Silver Corp. (a)	229,668	836,817
Bear Creek Mining Corp. (a)	546,898	878,866
Cautivo Mining, Inc. (a)	18,219	–
Endeavour Silver Corp. (a)	602,986	1,441,137
Excellon Resources, Inc. (a)	526,289	770,383
First Majestic Silver Corp. (a)	334,501	2,254,537
Fortuna Silver Mines, Inc. (a)	259,558	1,354,575
Great Panther Silver Ltd. (a)	444,657	573,608
Hudbay Minerals, Inc. (a)	284,940	2,522,977
Kootenay Silver, Inc. (a)	966,638	157,646
MAG Silver Corp. (a)	200,502	2,475,570
Mandalay Resources Corp. (a)	1,723,567	370,217
Maya Gold & Silver, Inc. (a)	1,514,531	494,000
Minco Silver Corp. (a)	320,276	216,575
Mirasol Resources Ltd. (a)	263,756	339,924
Pan American Silver Corp. (a)	406,545	6,332,658
Sabina Gold & Silver Corp. (a)	428,738	774,252
Sierra Metals, Inc. (a)	315,363	745,130
Silvercorp Metals, Inc. (a)	745,780	1,946,029
SilverCrest Metals, Inc. (a)	388,665	553,469
SSR Mining, Inc. (a)	181,831	1,601,328
Tahoe Resources, Inc.	452,199	2,166,033
Trevali Mining Corp. (a)	1,292,832	1,563,329
Yamana Gold, Inc.	808,061	2,521,150
Total Canada		33,803,523

United Kingdom - 12.9%
Hochschild Mining PLC	1,972,400	7,030,400

United States - 24.0%
Coeur Mining, Inc. (a)	852,013	6,390,097
Golden Minerals Co. (a)	396,623	171,341
Hecla Mining Co.	1,646,632	6,537,129
Total United States		13,098,567
Total Metals & Mining		53,932,490
TOTAL COMMON STOCKS (Cost $58,943,111)		53,932,490

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	312,679	312,679
TOTAL SHORT-TERM INVESTMENTS (Cost $312,679)		312,679

Total Investments (Cost $59,255,790) - 99.3%		54,245,169
Other Assets in Excess of Liabilities - 0.7%		365,415
TOTAL NET ASSETS - 100.0%		$54,610,584

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.7%
Finland - 0.4%
Software - 0.4%
F-Secure OYJ	894,927	$4,176,985

Israel - 9.6%
Communications Equipment - 0.8%
Radware Ltd. (a)	453,112	8,790,373
Software - 8.8%
Check Point Software Technologies Ltd. (a) ^	497,567	51,557,893
CyberArk Software Ltd. (a)	1,163,996	48,177,794
Total Software		99,735,687
Total Israel		108,526,060

Japan - 5.4%
Software - 5.4%
Digital Arts, Inc.	151,107	6,041,598
FFRI, Inc. ^	125,762	4,419,947
Trend Micro, Inc.	904,194	51,278,452
Total Software		61,739,997

Netherlands - 1.4%
Software - 1.4%
Gemalto NV	261,638	15,539,308

Republic of Korea - 0.6%
Internet Software & Services - 0.6%
Ahnlab, Inc.	127,942	6,417,716

United Kingdom - 8.8%
Aerospace & Defense - 2.5%
BAE Systems PLC	1,364,606	10,557,061
QinetiQ Group PLC	2,593,486	8,092,169
Ultra Electronics Holdings PLC	541,921	9,855,637
Total Aerospace & Defense		28,504,867
Internet Software & Services - 0.8%
Mimecast Ltd. (a)	322,261	9,239,223
IT Services - 0.7%
NCC Group PLC	2,584,855	8,166,447
Software - 4.8%
Sophos Group PLC	6,984,076	53,748,323
Total United Kingdom		99,658,860

United States - 73.5%
Aerospace & Defense - 0.6%
The KEYW Holding Corp. (a) ^	1,109,435	6,512,383
Communications Equipment - 15.7%
Cisco Systems, Inc.	1,386,219	53,092,188
F5 Networks, Inc. (a)	79,994	10,496,813

Juniper Networks, Inc.	1,836,963	52,353,445
NetScout Systems, Inc. (a) ^	319,914	9,741,381
Palo Alto Networks, Inc. (a)	362,322	52,514,951
Total Communications Equipment		178,198,778
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	922,639	60,008,441
VeriSign, Inc. (a) ^	92,630	10,600,577
Zix Corp. (a) ^	1,079,478	4,728,114
Total Internet Software & Services		75,337,132
IT Services - 7.0%
Booz Allen Hamilton Holding Corp.	252,090	9,612,192
Leidos Holdings, Inc.	153,131	9,887,669
ManTech International Corp.	183,613	9,215,536
Science Applications International Corp.	642,138	49,168,507
Total IT Services		77,883,904
Software - 43.6%
A10 Networks, Inc. (a) ^	832,079	6,423,650
Barracuda Networks, Inc. (a)	1,867,517	51,356,717
Everbridge, Inc. (a) ^	341,681	10,154,759
FireEye, Inc. (a) ^	3,721,684	52,847,913
ForeScout Technologies, Inc. (a) ^	328,214	10,466,744
Fortinet, Inc. (a) ^	1,234,930	53,954,092
Imperva, Inc. (a)	1,231,131	48,875,901
MobileIron, Inc. (a)	1,525,549	5,949,641
Proofpoint, Inc. (a) ^	600,207	53,304,384
Qualys, Inc. (a) ^	875,676	51,971,371
Rapid7, Inc. (a) ^	415,272	7,748,975
SecureWorks Corp. (a) (c) ^	897,421	7,960,124
Splunk, Inc. (a) ^	648,291	53,704,426
Symantec Corp. ^	1,863,343	52,285,405
Varonis Systems, Inc. (a)	197,716	9,599,112
VASCO Data Security International, Inc. (a)	460,999	6,407,886
Verint Systems, Inc. (a) ^	237,110	9,923,053
Total Software		492,934,153
Total United States		830,866,350
TOTAL COMMON STOCKS (Cost $1,013,520,386)		1,126,925,276

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	5,268,134	5,268,134
TOTAL SHORT-TERM INVESTMENTS (Cost $5,268,134)		5,268,134

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 14.6%
Investment Companies - 14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		164,856,018
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $164,856,018)		164,856,018

Total Investments (Cost $1,183,644,538) - 114.8%		1,297,049,428
Liabilities in Excess of Other Assets - (14.8)%		(167,535,993)
TOTAL NET ASSETS - 100.0%		$1,129,513,435

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
(c)	Affiliated security. Please refer to Note 3 of the Notes to Financial Statements.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $164,856,018 as of December 31, 2017.
^ All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $159,619,924.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.7%
Brazil - 3.6%
IT Services - 3.6%
Cielo SA	1,281,947	$9,089,685

Cyprus - 0.7%
IT Services - 0.7%
QIWI PLC - ADR	102,249	1,771,975

France - 4.5%
Electronic Equipment, Instruments & Components - 2.3%
Ingenico Group SA	55,189	5,894,093
IT Services - 2.2%
Worldline SA (a)	115,238	5,623,356
Total France		11,517,449

Germany - 3.1%
IT Services - 3.1%
Wirecard AG	70,855	7,912,357

Hong Kong - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technologies Ltd.	1,742,220	780,480

Japan - 7.1%
Consumer Finance - 0.6%
Jaccs Co Ltd	63,432	1,483,974
Insurance - 4.3%
Dai-ichi Life Holdings, Inc. (c)	522,600	10,778,987
IT Services - 2.0%
GMO Payment Gateway, Inc.	61,200	5,062,205
Software - 0.2%
Intelligent Wave, Inc.	76,600	455,487
Total Japan		17,780,653

Puerto Rico - 0.6%
IT Services - 0.6%
EVERTEC, Inc.	108,258	1,477,722

United Kingdom - 3.4%
Commercial Services & Supplies - 0.6%
PayPoint PLC	118,612	1,462,112
IT Services - 2.8%
Worldpay Group PLC	1,231,087	7,080,753
Total United Kingdom		8,542,865

United States - 76.4%
Consumer Finance - 12.6%
American Express Co.	154,946	15,387,688

Discover Financial Services	154,332	11,871,217
Green Dot Corp. (a)	75,572	4,553,969
Total Consumer Finance		31,812,874
Electronic Equipment, Instruments & Components - 1.7%
VeriFone Systems, Inc. (a)	239,123	4,234,868
Internet Software & Services - 1.5%
Q2 Holdings, Inc. (a) ^	104,306	3,843,676
IT Services - 56.4%
Blackhawk Network Holdings, Inc. (a) ^	125,357	4,468,977
Euronet Worldwide, Inc. (a) ^	54,995	4,634,429
Fidelity National Information Services, Inc.	134,259	12,632,429
First Data Corp. (a)	489,771	8,184,073
Fiserv, Inc. (a)	87,840	11,518,459
FleetCor Technologies, Inc. (a)	45,604	8,775,578
Global Payments, Inc. ^	83,025	8,322,426
MasterCard, Inc.	101,873	15,419,497
MoneyGram International, Inc. (a)	108,584	1,431,137
Net 1 UEPS Technologies, Inc. (a)	100,583	1,195,932
PayPal Holdings, Inc. (a)	209,436	15,418,678
Square, Inc. (a) ^	209,006	7,246,238
Total System Services, Inc.	101,382	8,018,302
Vantiv, Inc. (a) ^	100,730	7,408,692
Visa, Inc.	135,613	15,462,594
Western Union Co. ^	323,838	6,156,160
WEX, Inc. (a)	41,391	5,845,651
Total IT Services		142,139,252
Software - 1.8%
ACI Worldwide, Inc. (a) ^	200,794	4,552,000
Technology Hardware, Storage & Peripherals - 2.4%
NCR Corp. (a)	153,166	5,206,112
USA Technologies, Inc. (a)	90,314	880,562
Total Technology Hardware, Storage & Peripherals		6,086,674
Total United States		192,669,344
TOTAL COMMON STOCKS (Cost $222,014,101)		251,542,530

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 11.8%
Investment Companies - 11.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		29,668,618
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 29,668,618)		29,668,618

Total Investments (Cost $251,682,719) - 111.5%		281,211,148
Liabilities in Excess of Other Assets - (11.5)%		(28,904,167)
TOTAL NET ASSETS - 100.0%		$252,306,981

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
(c)	Affiliated security. Please refer to Note 3 of the Notes to Financial Statements.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $29,668,618 as of December 31, 2017.
^ All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $28,944,699.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 100.1%
Cayman Islands - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Ambarella, Inc. (a) ^	29,723	$1,746,225

France - 15.0%
Aerospace & Defense - 4.1%
Dassault Aviation SA	538	837,817
Thales SA	9,417	1,015,550
Total Aerospace & Defense		1,853,367
Communications Equipment - 10.9%
Parrot SA (a)	466,690	4,938,815
Total France		6,792,182

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	5,226	663,722

Israel - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	4,877	651,734

Italy - 2.2%
Aerospace & Defense - 2.2%
Leonardo Spa	82,611	983,275

Japan - 8.9%
Automobiles - 3.0%
Subaru Corp.	21,448	682,034
Yamaha Motor Co. Ltd.	20,280	665,051
Total Automobiles		1,347,085
Electronic Equipment, Instruments & Components - 3.0%
Hitachi Ltd.	90,091	701,938
TDK Corp.	7,807	622,897
Total Electronic Equipment, Instruments & Components		1,324,835
Household Durables - 1.4%
Sony Corp. - ADR	14,381	646,426
Technology Hardware, Storage & Peripherals - 1.5%
NEC Corp.	24,905	671,943
Total Japan		3,990,289

Netherlands - 1.7%
Aerospace & Defense - 1.7%
Airbus SE	7,654	762,241

Republic of Korea - 1.9%
Aerospace & Defense - 1.9%
Korea Aerospace Industries Ltd.	19,602	868,820

Spain - 1.6%
IT Services - 1.6%
Indra Sistemas SA (a)	52,803	722,569

Sweden - 3.1%
Aerospace & Defense - 1.4%
Saab AB	12,768	621,037
Electronic Equipment, Instruments & Components - 1.7%
Hexagon AB	14,608	731,727
Total Sweden		1,352,764

Turkey - 2.8%
Aerospace & Defense - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	75,896	636,721
Household Durables - 1.4%
Vestel Elektronik Sanayi Ve Ticaret AS (a)	323,201	645,464
Total Turkey		1,282,185

United Kingdom - 6.0%
Aerospace & Defense - 6.0%
BAE Systems PLC	127,743	988,264
Cobham PLC (a)	288,654	492,223
Meggitt PLC	90,826	591,314
QinetiQ Group PLC	206,335	643,804
Total Aerospace & Defense		2,715,605

United States - 50.1%
Aerospace & Defense - 34.7%
Aerovironment, Inc. (a) ^	86,447	4,854,865
Boeing Co.	6,469	1,907,773
General Dynamics Corp.	3,901	793,658
Kratos Defense & Security Solutions, Inc. (a)	83,465	883,894
L3 Technologies, Inc.	4,805	950,669
Lockheed Martin Corp.	2,417	775,978
Northrop Grumman Corp.	2,489	763,899
Orbital ATK, Inc.	4,870	640,405
Raytheon Co.	4,058	762,295
Rockwell Collins, Inc.	4,058	550,346
Teledyne Technologies, Inc. (a)	2,620	474,613
Textron, Inc.	15,872	898,196
TransDigm Group, Inc. (a) ^	2,080	571,210
United Technologies Corp.	6,201	791,062
Total Aerospace & Defense		15,618,863
Electronic Equipment, Instruments & Components - 5.2%
FLIR Systems, Inc.	9,564	445,874
Jabil, Inc. ^	26,565	697,331
Littelfuse, Inc.	3,306	653,993
Trimble, Inc. (a)	14,992	609,275
Total Electronic Equipment, Instruments & Components		2,406,473
Household Durables - 3.6%
GoPro, Inc. (a) ^	212,668	1,609,897
Industrial Conglomerates - 2.0%
Honeywell International, Inc.	6,004	920,773
Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp. ^	15,525	716,634
NVIDIA Corp.	3,579	692,537

QUALCOMM, Inc.	10,378	664,400
Total Semiconductors & Semiconductor Equipment		2,073,571
Total United States		22,629,577
TOTAL COMMON STOCKS (Cost $41,805,149)		45,161,188

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 13.8%
Investment Companies - 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		6,253,347
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 6,253,347)		6,253,347

Total Investments (Cost $48,058,496) - 113.9%		51,414,535
Liabilities in Excess of Other Assets - (13.9)%		(6,262,490)
TOTAL NET ASSETS - 100.0%		$45,152,045

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,253,347 as of December 31, 2017.
^ All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $6,012,217.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.2%
Cayman Islands - 10.3%
Internet Software & Services - 4.1%
Momo, Inc. - ADR (a)	24,628	$602,893
NetEase, Inc. - ADR	1,846	636,999
SINA Corp. (a)	6,143	616,204
YY, Inc. - ADR (a)	5,788	654,391
Total Internet Software & Services		2,510,487
Software - 3.6%
Changyou.com Ltd. - ADR (a)	43,074	1,569,186
Cheetah Mobile, Inc. - ADR (a) ^	56,477	682,242
Total Software		2,251,428
Technology Hardware, Storage & Peripherals - 2.6%
Razer, Inc. (a)	3,290,175	1,625,538
Total Cayman Islands		6,387,453

Finland - 2.5%
Software - 2.5%
Rovio Entertainment Oyj (a)	143,865	1,558,722

France - 2.4%
Software - 2.4%
Ubisoft Entertainment SA (a)	19,277	1,483,522

Germany - 1.0%
Health Care Equipment & Supplies - 1.0%
Carl Zeiss Meditec AG	9,667	600,360

Hong Kong - 3.6%
Internet Software & Services - 1.0%
Tencent Holdings Ltd.	11,680	606,959
Software - 2.6%
NetDragon Websoft Holdings Ltd.	573,360	1,592,493
Total Hong Kong		2,199,452

Japan - 23.7%
Household Durables - 1.3%
Sony Corp. - ADR	17,591	790,715
Internet Software & Services - 3.3%
DeNa Co. Ltd.	27,813	573,416
Gree, Inc.	245,834	1,544,713
Total Internet Software & Services		2,118,129
Leisure Products - 2.0%
Bandai Namco Holdings, Inc.	18,269	597,482
Sega Sammy Holdings, Inc.	48,239	598,519
Total Leisure Products		1,196,001
Software - 17.1%
Capcom Co. Ltd.	51,033	1,619,197
Gumi, Inc.	175,185	1,669,835

GungHo Online Entertainment, Inc.	234,709	645,749
Koei Tecmo Holdings Co. Ltd.	29,907	604,378
Konami Holdings Corp.	28,731	1,580,938
Nexon Co. Ltd.	53,108	1,545,988
Nintendo Co. Ltd.	3,955	1,445,808
Square Enix Holdings Co. Ltd.	32,707	1,555,887
Total Software		10,667,780
Total Japan		14,772,625

Norway - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Nordic Semiconductor ASA (a)	120,712	617,483

Republic of Korea - 12.9%
Software - 12.9%
Gravity Co. Ltd. - ADR (a)	21,253	2,008,409
NCSoft Corp.	3,428	1,432,936
Neowiz (a)	88,707	1,015,049
Netmarble Games Corp. (a)	9,273	1,632,769
Webzen, Inc. (a)	54,891	2,002,236
Total Software		8,091,399

Sweden - 6.7%
Software - 6.7%
G5 Entertainment AB	52,450	2,033,269
Paradox Interactive AB	31,699	360,343
Starbreeze AB (a)	1,135,518	1,162,774
THQ Nordic AB (a)	56,710	547,874
Total Software		4,104,260

Switzerland - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Logitech International SA ^	24,633	828,654

Taiwan, Province of China - 3.6%
Technology Hardware, Storage & Peripherals - 3.6%
Asustek Computer, Inc.	65,621	616,330
Micro-Star International Co. Ltd.	616,512	1,586,935
Total Technology Hardware, Storage & Peripherals		2,203,265

United Kingdom - 1.0%
Hotels, Restaurants & Leisure - 1.0%
International Game Technology PLC	22,976	609,094

United States - 29.2%
Household Durables - 0.9%
Vuzix Corp. (a) ^	87,842	549,013
Internet Software & Services - 2.3%
Alphabet, Inc. (a)	782	818,285
Sohu.com, Inc. (a)	14,015	607,550
Total Internet Software & Services		1,425,835
Leisure Products - 1.9%
Hasbro, Inc.	6,547	595,057
Mattel, Inc. ^	40,005	615,276
Total Leisure Products		1,210,333

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a) ^	82,080	843,782
Intel Corp. ^	18,615	859,268
Kopin Corp. (a)	191,503	612,810
NVIDIA Corp.	4,196	811,926
QUALCOMM, Inc.	9,539	610,687
Total Semiconductors & Semiconductor Equipment		3,738,473
Software - 13.5%
Activision Blizzard, Inc.	24,647	1,560,648
Electronic Arts, Inc. (a)	14,735	1,548,059
Glu Mobile, Inc. (a)	356,888	1,299,072
Microsoft Corp.	9,586	819,986
Take-Two Interactive Software, Inc. (a) ^	14,128	1,550,972
Zynga, Inc. (a)	406,862	1,627,448
Total Software		8,406,185
Specialty Retail - 2.3%
GameStop Corp. ^	81,081	1,455,404
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,779	808,750
Immersion Corp. (a) ^	84,806	598,730
Total Technology Hardware, Storage & Peripherals		1,407,480
Total United States		18,192,723
TOTAL COMMON STOCKS (Cost $58,400,719)		61,649,012

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	413,649	413,649
TOTAL SHORT-TERM INVESTMENTS (Cost $413,649)		413,649

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 7.5%
Investment Companies - 7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		4,661,194
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $4,661,194)		4,661,194

Total Investments (Cost $63,475,562) - 107.4%		66,723,855
Liabilities in Excess of Other Assets - (7.4)%		(4,616,335)
TOTAL NET ASSETS - 100.0%		$62,107,520

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,661,194 as of December 31, 2017.
^ All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $4,472,356.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG Alternative Harvest ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.2%
Canada - 46.2%
Beverages - 1.8%
Isodiol International, Inc. (a)	1,246,800	$1,309,289
Investment Companies - 9.0%
Cronos Group, Inc. (a)	826,989	6,408,013
Pharmaceuticals - 35.4%
Aurora Cannabis, Inc. (a)	539,727	4,122,020
CanniMed Therapeutics, Inc. (a)	137,954	2,474,831
CannTrust Holdings, Inc. (a)	496,981	3,617,642
Canopy Growth Corp. (a)	197,045	4,661,988
Emerald Health Therapeutics, Inc. (a)	484,624	2,008,664
MedReleaf Corp. (a)	246,886	4,171,725
Organigram Holdings, Inc. (a)	582,835	1,901,053
Supreme Cannabis Co., Inc. (a)	1,310,149	2,386,827
Total Pharmaceuticals		25,344,750
Total Canada		33,062,052

Denmark - 2.6%
Tobacco - 2.6%
Scandinavian Tobacco Group A/S	95,232	1,841,804

Hong Kong - 2.8%
Chemicals - 2.8%
Huabao International Holdings Ltd.	3,053,000	2,008,539

Italy - 2.6%
Machinery - 2.6%
Gima TT SpA (a)	91,412	1,821,791

Japan - 2.4%
Tobacco - 2.4%
Japan Tobacco, Inc.	52,600	1,695,057

Mexico - 0.0%
Construction & Engineering - 0.0%
Empresas ICA SAB de CV (a) (c)	155,893	–

Sweden - 2.4%
Tobacco - 2.4%
Swedish Match AB	43,661	1,720,232

United Kingdom - 9.5%
Pharmaceuticals - 4.5%
GW Pharmaceuticals PLC - ADR (a)	24,112	3,183,025
Tobacco - 5.0%
British American Tobacco PLC	26,015	1,762,526
Imperial Brands PLC	41,675	1,781,425
Total Tobacco		3,543,951
Total United Kingdom		6,726,976

United States - 30.7%
Biotechnology - 10.8%
Arena Pharmaceuticals, Inc. (a)	54,012	1,834,788
Cara Therapeutics, Inc. (a) ^	126,952	1,553,892
Corbus Pharmaceuticals Holdings, Inc. (a) ^	227,676	1,616,500
Insys Therapeutics, Inc. (a) ^	282,268	2,715,418
Total Biotechnology		7,720,598
Chemicals - 2.5%
Scotts Miracle-Gro Co.	16,940	1,812,411
Paper & Forest Products - 2.5%
Schweitzer-Mauduit International, Inc.	38,724	1,756,521
Tobacco - 14.9%
22nd Century Group, Inc. (a)	663,265	1,857,142
Altria Group, Inc.	24,027	1,715,768
Philip Morris International, Inc.	16,120	1,703,078
Turning Point Brands, Inc.	98,565	2,082,679
Universal Corp.	31,685	1,663,463
Vector Group Ltd.	74,993	1,678,343
Total Tobacco		10,700,473
Total United States		21,990,003
TOTAL COMMON STOCKS (Cost $68,136,733)		70,866,454

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 0.9%
Investment Companies - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.33% (b) +		626,033
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 626,033)		626,033

Total Investments (Cost $68,762,766) - 100.1%		71,492,487
Liabilities in Excess of Other Assets - (0.1)%		(97,791)
TOTAL NET ASSETS - 100.0%		$71,394,696

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
(c)
Security classified as Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  At December 31, 2017 the value of this security totals $0, which represents 0.0% of total net assets.

+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $626,033 as of December 31, 2017.
^	All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $615,674.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar TA-BIGITech Israel Technology ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 100.0%
Australia - 0.8%
Commercial Services & Supplies - 0.4%
Fluence Corp Ltd. (a)	273,731	$114,265
Diversified Telecommunication Services - 0.4%
Sky & Space Global Ltd. (a)	958,302	130,850
Total Australia		245,115

Guernsey - 8.0%
IT Services - 8.0%
Amdocs Ltd.	36,160	2,367,756
SafeCharge International Group Ltd.	38,569	154,139
Total IT Services		2,521,895

Hong Kong - 0.5%
Health Care Equipment & Supplies - 0.5%
Sisram Medical Ltd. (a)	174,593	146,372

Israel - 60.8%
Aerospace & Defense - 5.3%
Aeronautics Ltd. (a)	42,446	132,962
Elbit Systems Ltd.	10,911	1,458,083
RADA Electronic Industries Ltd. (a) ^	33,592	103,463
Total Aerospace & Defense		1,694,508
Auto Components - 0.3%
Foresight Autonomous Holdings Ltd. (a)	118,028	97,620
Biotechnology - 3.6%
BioLine RX Ltd. - ADR (a)	104,750	114,178
Enzymotec Ltd. (a)	12,083	143,184
Evogene Ltd. (a)	29,264	97,388
Galmed Pharmaceuticals Ltd. (a)	12,655	115,034
Intec Pharma Ltd. (a)	23,632	121,568
Kamada Ltd. (a)	29,697	139,368
UroGen Pharma Ltd. (a)	6,845	254,702
Vascular Biogenics Ltd. (a) ^	16,346	116,057
Total Biotechnology		1,101,479
Communications Equipment - 4.3%
AudioCodes Ltd. (a)	20,351	149,783
Ceragon Networks Ltd. (a)	58,218	115,272
Ituran Location and Control Ltd.	9,509	325,208
RADCOM Ltd. (a) ^	8,081	160,408
Radware Ltd. (a)	20,069	389,338
Silicom Ltd.	3,547	248,680
Total Communications Equipment		1,388,689
Electronic Equipment, Instruments & Components - 4.0%
Arad Ltd.	10,309	108,966
Magal Security Systems Ltd. (a)	20,258	102,505
Orbotech Ltd. (a)	21,157	1,062,929
Total Electronic Equipment, Instruments & Components		1,274,400

Health Care Equipment & Supplies - 1.9%
Mazor Robotics Ltd. (a)	22,710	616,299
Household Durables - 0.5%
Maytronics Ltd.	33,725	166,318
Independent Power and Renewable Electricity Producers - 0.8%
Energix-Renewable Energies Ltd. (a)	127,522	124,896
Enlight Renewable Energy Ltd. (a)	285,095	143,381
Total Independent Power and Renewable Electricity Producers		268,277
Internet Software & Services - 3.3%
Wix.com Ltd. (a)	18,177	1,046,087
IT Services - 2.2%
Formula Systems (1985) Ltd.	5,469	225,855
Malam - Team Ltd.	1,002	110,548
Matrix IT Ltd.	19,752	248,571
One Software Technologies Ltd.	3,090	123,612
Total IT Services		708,586
Life Sciences Tools & Services - 0.4%
Compugen Ltd. (a)	43,227	112,153
Machinery - 1.4%
Kornit Digital Ltd. (a) ^	17,222	278,135
Sarine Technologies Ltd.	211,630	158,234
Total Machinery		436,369
Pharmaceuticals - 1.2%
Foamix Pharmaceuticals Ltd. (a)	26,706	160,503
MediWound Ltd. (a)	22,635	100,726
Redhill Biopharma Ltd. - ADR (a) ^	21,890	112,515
Total Pharmaceuticals		373,744
Semiconductors & Semiconductor Equipment - 10.8%
Camtek Ltd.	21,145	120,949
Mellanox Technologies Ltd. (a)	21,308	1,378,628
Nova Measuring Instruments Ltd. (a)	15,158	398,896
Tower Semiconductor Ltd. (a)	43,922	1,508,392
Total Semiconductors & Semiconductor Equipment		3,406,865
Software - 19.3%
Allot Communications Ltd. (a)	25,936	137,370
Attunity Ltd. (a)	16,674	116,385
Check Point Software Technologies Ltd. (a) ^	22,661	2,348,132
CyberArk Software Ltd. (a)	16,720	692,041
Hilan Ltd.	9,583	214,703
Magic Software Enterprises Ltd.	19,218	162,320
NICE-Systems Ltd.	26,660	2,409,601
Total Software		6,080,552
Technology Hardware, Storage & Peripherals - 1.5%
Stratasys Ltd. (a) ^	24,248	483,990
Total Israel		19,255,936

Jersey - 3.2%
Health Care Equipment & Supplies - 2.2%
Novocure Ltd. (a) ^	34,289	692,638
Internet Software & Services - 1.0%
XLMedia PLC	114,967	306,564
Total Jersey		999,202

Netherlands Antilles - 0.6%
Software - 0.6%
Sapiens International Corporation NV	15,908	183,418

United Kingdom - 4.0%
Communications Equipment - 0.5%
Telit Communications PLC	72,598	147,027
Diversified Financial Services - 1.5%
Plus500 Ltd.	38,860	476,660
Hotels, Restaurants & Leisure - 1.4%
888 Holdings PLC	109,911	418,032
Media - 0.6%
Taptica International Ltd.	31,407	197,179
Total United Kingdom		1,238,898

United States - 22.1%
Aerospace & Defense - 0.3%
Arotech Corp. (a)	28,369	100,710
Biotechnology - 3.5%
BrainStorm Cell Therapeutics, Inc. (a) ^	25,045	98,176
OPKO Health, Inc. (a)	163,331	820,022
Pluristem Therapeutics, Inc. (a)	90,453	123,164
Protalix BioTherapeutics, Inc. (a)	166,170	107,926
Total Biotechnology		1,149,288
Commercial Services & Supplies - 0.4%
Pointer Telocation Ltd. (a)	6,561	123,106
Communications Equipment - 0.5%
Gilat Satellite Networks Ltd. (a)	19,671	153,652
Electric Utilities - 3.6%
Ormat Technologies, Inc.	17,715	1,135,300
Internet Software & Services - 1.1%
LivePerson, Inc. (a)	30,836	352,877
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (a)	11,234	101,218
Semiconductors & Semiconductor Equipment - 4.1%
CEVA, Inc. (a)	11,258	519,557
DSP Group, Inc. (a)	14,347	179,338
SolarEdge Technologies, Inc. (a)	15,885	596,482
Total Semiconductors & Semiconductor Equipment		1,295,377
Software - 8.3%
ForeScout Technologies, Inc. (a) ^	5,661	180,529
Imperva, Inc. (a)	15,927	632,302
Varonis Systems, Inc. (a)	11,218	544,634
Verint Systems, Inc. (a)	29,867	1,249,933
Total Software		2,607,398
Total United States		7,018,926
TOTAL COMMON STOCKS (Cost $28,966,792)		31,609,762

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	4,906	4,906
TOTAL SHORT-TERM INVESTMENTS (Cost $4,906)		4,906

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 10.0%
Investment Companies - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		3,162,321
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $3,162,321)		3,162,321

Total Investments (Cost $32,134,019) - 110.0%	34,776,989
Liabilities in Excess of Other Assets - (10.0)%	(3,166,459)
TOTAL NET ASSETS - 100.0%	$31,610,530

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,162,321 as of December 31, 2017.
^	All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $3,084,028.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.5%
Bermuda - 1.9%
Chemicals - 0.3%
Axalta Coating Systems Ltd. (a)	1,909	$61,775
Insurance - 1.3%
Arch Capital Group Ltd. (a)	648	58,819
Axis Capital Holdings Ltd.	924	46,440
Everest Re Group Ltd.	262	57,970
RenaissanceRe Holdings Ltd.	425	53,376
Validus Holdings Ltd.	1,098	51,518
White Mountains Insurance Group Ltd.	70	59,590
Total Insurance		327,713
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,464	66,100
Total Bermuda		455,588

Canada - 0.3%
Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	1,045	74,132

Ireland - 1.2%
Biotechnology - 0.2%
Alkermes PLC (a)	1,051	57,521
Building Products - 0.3%
Allegion PLC	814	64,762
Insurance - 0.3%
Willis Towers Watson PLC	470	70,824
Pharmaceuticals - 0.4%
Allergan PLC	257	42,040
Jazz Pharmaceuticals PLC (a)	423	56,957
Total Pharmaceuticals		98,997
Total Ireland		292,104

Jersey - 0.4%
Auto Components - 0.4%
Aptiv PLC (a)	765	64,895
Delphi Technologies PLC (a)	255	13,380
Total Auto Components		78,275

Netherlands - 0.3%
Electrical Equipment - 0.3%
Sensata Technologies Holding NV (a)	1,407	71,912

Switzerland - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	828	78,693
Household Durables - 0.3%
Garmin Ltd. ^	1,211	72,139
Total Switzerland		150,832

United Kingdom - 0.4%
Insurance - 0.3%
Aon PLC	520	69,680
Software - 0.1%
Micro Focus International PLC - ADR (a)	356	11,958
Total United Kingdom		81,638

United States - 94.0%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc. ^	800	71,272
Airlines - 0.5%
Alaska Air Group, Inc.	666	48,958
Southwest Airlines Co.	1,143	74,809
Total Airlines		123,767
Auto Components - 0.5%
BorgWarner, Inc.	1,474	75,307
Gentex Corp.	2,892	60,587
Total Auto Components		135,894
Automobiles - 0.9%
Harley-Davidson, Inc. ^	1,023	52,050
Tesla, Inc. (a) ^	219	68,186
Thor Industries, Inc.	639	96,310
Total Automobiles		216,546
Banks - 5.0%
Associated Banc-Corp	2,530	64,262
BancorpSouth, Inc.	2,037	64,064
Bank of Hawaii Corp.	749	64,189
BOK Financial Corp.	788	72,748
Citizens Financial Group, Inc.	1,792	75,228
Commerce Bancshares, Inc. ^	1,152	64,328
Cullen/Frost Bankers, Inc.	693	65,592
First Horizon National Corp.	3,339	66,747
First Republic Bank	654	56,663
Fulton Financial Corp.	3,459	61,916
M&T Bank Corp.	398	68,054
People's United Financial, Inc.	3,424	64,029
Signature Bank (a)	413	56,688
South State Corp.	690	60,134
SVB Financial Group (a)	329	76,910
Synovus Financial Corp.	1,503	72,054
Valley National Bancorp	5,251	58,916
Zions Bancorp	1,466	74,517
Total Banks		1,187,039
Biotechnology - 2.3%
Agios Pharmaceuticals, Inc. (a)	1,053	60,200
Alnylam Pharmaceuticals, Inc. (a) ^	1,199	152,334
BioMarin Pharmaceutical, Inc. (a)	701	62,508
Incyte Corp. (a)	458	43,377
Ionis Pharmaceuticals, Inc. (a)	1,531	77,009
Seattle Genetics, Inc. (a) ^	976	52,216
Vertex Pharmaceuticals, Inc. (a)	562	84,221
Total Biotechnology		531,865
Building Products - 2.2%
AO Smith Corp.	1,206	73,904
Apogee Enterprises, Inc.	1,036	47,376

Fortune Brands Home & Security, Inc.	1,013	69,330
Lennox International, Inc.	367	76,431
Masco Corp.	1,814	79,707
Simpson Manufacturing Co., Inc.	1,431	82,154
Trex Co., Inc. (a)	885	95,925
Total Building Products		524,827
Capital Markets - 5.4%
Ares Management LP	3,265	65,300
BlackRock, Inc.	160	82,194
Charles Schwab Corp. ^	1,508	77,466
CME Group, Inc.	520	75,946
E*TRADE Financial Corp. (a)	1,760	87,243
Interactive Brokers Group, Inc.	1,774	105,040
Intercontinental Exchange, Inc.	1,029	72,606
KKR & Co. LP	3,417	71,962
Morningstar, Inc.	784	76,024
MSCI, Inc.	634	80,226
Northern Trust Corp.	714	71,321
S&P Global, Inc.	470	79,618
SEI Investments Co.	1,224	87,957
T Rowe Price Group, Inc. ^	906	95,067
TD Ameritrade Holding Corp.	1,588	81,194
Westwood Holdings Group, Inc.	1,162	76,936
Total Capital Markets		1,286,100
Chemicals - 3.1%
Albemarle Corp.	581	74,304
Celanese Corp.	689	73,778
Ecolab, Inc.	492	66,017
FMC Corp.	885	83,774
International Flavors & Fragrances, Inc.	465	70,964
PPG Industries, Inc.	588	68,690
RPM International, Inc.	1,125	58,973
Sherwin-Williams Co.	198	81,188
Westlake Chemical Corp.	931	99,179
WR Grace & Co.	885	62,065
Total Chemicals		738,932
Commercial Services & Supplies - 1.1%
Brink's Co.	1,153	90,741
Cintas Corp.	484	75,422
Copart, Inc. (a)	1,984	85,689
Total Commercial Services & Supplies		251,852
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,829	70,051
F5 Networks, Inc. (a)	429	56,293
Palo Alto Networks, Inc. (a)	546	79,137
Total Communications Equipment		205,481
Construction & Engineering - 0.9%
AECOM (a)	1,727	64,158
EMCOR Group, Inc.	976	79,788
Jacobs Engineering Group, Inc.	1,114	73,479
Total Construction & Engineering		217,425
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	282	62,333
Vulcan Materials Co.	510	65,469
Total Construction Materials		127,802

Containers & Packaging - 0.6%
AptarGroup, Inc.	801	69,110
Sealed Air Corp.	1,415	69,760
Total Containers & Packaging		138,870
Distributors - 0.6%
Genuine Parts Co.	667	63,372
LKQ Corp. (a)	2,101	85,447
Total Distributors		148,819
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,663	69,824
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	4,640	79,019
Voya Financial, Inc.	1,618	80,043
Total Diversified Financial Services		159,062
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	1,868	68,742
Electric Utilities - 1.5%
Avangrid, Inc.	1,448	73,240
Eversource Energy	1,053	66,529
IDACORP, Inc.	747	68,246
NextEra Energy, Inc.	481	75,127
PPL Corp.	1,657	51,284
Total Electric Utilities		334,426
Electrical Equipment - 1.8%
Acuity Brands, Inc.	300	52,800
AMETEK, Inc.	1,139	82,544
Emerson Electric Co.	1,032	71,920
Generac Holdings, Inc. (a)	1,647	81,559
Hubbell, Inc.	513	69,429
Rockwell Automation, Inc.	396	77,755
Total Electrical Equipment		436,007
Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp.	863	75,771
AVX Corp.	3,775	65,308
Badger Meter, Inc.	1,676	80,113
CDW Corp.	1,068	74,215
Dolby Laboratories, Inc.	1,178	73,036
IPG Photonics Corp. (a)	509	108,992
Itron, Inc. (a)	1,012	69,018
Keysight Technologies, Inc. (a)	1,700	70,720
Littelfuse, Inc.	384	75,963
National Instruments Corp.	1,897	78,972
OSI Systems, Inc. (a)	842	54,208
Trimble, Inc. (a)	1,921	78,069
Universal Display Corp.	715	123,446
Zebra Technologies Corp. (a)	674	69,961
Total Electronic Equipment, Instruments & Components		1,097,792
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	378	70,352
PriceSmart, Inc.	665	57,257
Walgreens Boots Alliance, Inc.	743	53,957
Total Food & Staples Retailing		181,566
Food Products - 0.8%
Kraft Heinz Co.	679	52,799
McCormick & Co., Inc. ^	632	64,408
Pinnacle Foods, Inc.	1,067	63,454
Total Food Products		180,661

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	536	119,094
Boston Scientific Corp. (a)	2,471	61,256
Cooper Cos., Inc.	308	67,107
DexCom, Inc. (a) ^	723	41,493
Edwards Lifesciences Corp. (a)	652	73,487
GenMark Diagnostics, Inc. (a)	4,796	19,999
IDEXX Laboratories, Inc. (a)	397	62,083
Intuitive Surgical, Inc. (a)	234	85,396
Stryker Corp.	467	72,310
Total Health Care Equipment & Supplies		602,225
Health Care Providers & Services - 3.2%
Aetna, Inc.	483	87,127
AMN Healthcare Services, Inc. (a)	1,514	74,565
Anthem, Inc.	371	83,479
Centene Corp. (a)	861	86,857
Cigna Corp.	420	85,298
Humana, Inc.	298	73,925
Laboratory Corporation of America Holdings (a)	427	68,111
MEDNAX, Inc. (a)	886	47,348
Quest Diagnostics, Inc.	626	61,655
UnitedHealth Group, Inc.	374	82,452
Total Health Care Providers & Services		750,817
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	4,849	70,553
Cerner Corp. (a)	1,043	70,288
Total Health Care Technology		140,841
Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.	984	76,358
Starbucks Corp.	1,056	60,646
Total Hotels, Restaurants & Leisure		137,004
Household Durables - 0.6%
KB Home ^	3,098	98,982
Newell Brands, Inc.	1,308	40,417
Total Household Durables		139,399
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	441	49,568
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	1,881	81,090
NRG Yield, Inc.	3,577	67,426
Ormat Technologies, Inc.	1,078	68,949
Pattern Energy Group, Inc. ^	3,095	66,512
Total Independent Power and Renewable Electricity Producers		283,977
Industrial Conglomerates - 1.4%
3M Co.	323	76,025
Carlisle Cos., Inc.	578	65,690
General Electric Co.	2,077	36,244
Honeywell International, Inc.	493	75,606
Roper Technologies, Inc.	297	76,922
Total Industrial Conglomerates		330,487
Insurance - 2.7%
Aflac, Inc.	854	74,964
Alleghany Corp. (a)	100	59,609
Brown & Brown, Inc.	1,477	76,007
Cincinnati Financial Corp.	856	64,174
Citizens, Inc. (a) ^	8,277	60,836

Markel Corp. (a)	62	70,626
Marsh & McLennan Cos., Inc.	833	67,798
Torchmark Corp.	799	72,477
Travelers Cos., Inc.	511	69,312
Total Insurance		615,803
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	70	81,864
Expedia, Inc.	486	58,208
Netflix, Inc. (a)	414	79,471
Priceline Group, Inc. (a)	33	57,345
TripAdvisor, Inc. (a)	1,423	49,037
Total Internet & Direct Marketing Retail		325,925
Internet Software & Services - 1.3%
CommerceHub, Inc. - Series A (a)	3,971	87,322
Facebook, Inc. (a)	434	76,584
VeriSign, Inc. (a) ^	705	80,680
Zillow Group, Inc. (a) ^	1,827	74,761
Total Internet Software & Services		319,347
IT Services - 3.9%
Automatic Data Processing, Inc.	603	70,666
Broadridge Financial Solutions, Inc.	906	82,065
Cognizant Technology Solutions Corp.	1,032	73,293
Fidelity National Information Services, Inc.	774	72,826
Fiserv, Inc. (a)	534	70,023
FleetCor Technologies, Inc. (a)	406	78,127
Global Payments, Inc. ^	761	76,283
MasterCard, Inc.	547	82,794
Paychex, Inc.	1,055	71,824
PayPal Holdings, Inc. (a)	1,429	105,202
Vantiv, Inc. (a) ^	958	70,461
Visa, Inc.	691	78,788
Total IT Services		932,352
Leisure Products - 0.2%
Hasbro, Inc.	619	56,261
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	606	78,507
Illumina, Inc. (a)	359	78,438
IQVIA Holdings, Inc. (a)	762	74,600
Waters Corp. (a)	394	76,117
Total Life Sciences Tools & Services		307,662
Machinery - 4.8%
Crane Co.	826	73,696
Donaldson Co., Inc.	1,354	66,278
Flowserve Corp.	1,274	53,674
Graco, Inc.	1,962	88,721
Hillenbrand, Inc.	1,724	77,063
IDEX Corp.	660	87,099
Illinois Tool Works, Inc.	465	77,585
ITT, Inc.	1,502	80,162
Lincoln Electric Holdings, Inc.	709	64,930
Middleby Corp. (a) ^	450	60,728
Snap-on, Inc. ^	366	63,794
Tennant Co.	847	61,535
Toro Co.	986	64,317
WABCO Holdings, Inc. (a)	523	75,051
Wabtec Corp. ^	788	64,167

Xylem, Inc.	1,227	83,681
Total Machinery		1,142,481
Media - 1.8%
Charter Communications, Inc. (a)	187	62,825
Comcast Corp.	1,640	65,682
Liberty Broadband Corp. (a)	721	61,321
Scripps Networks Interactive, Inc.	787	67,194
Sirius XM Holdings, Inc. ^	11,959	64,100
Time Warner, Inc.	632	57,809
Walt Disney Co.	542	58,270
Total Media		437,201
Metals & Mining - 1.3%
Compass Minerals International, Inc. ^	914	66,037
Nucor Corp.	1,036	65,869
Reliance Steel & Aluminum Co.	772	66,230
Schnitzer Steel Industries, Inc.	3,014	100,968
Total Metals & Mining		299,104
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	784	84,131
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	2,247	63,725
Consolidated Edison, Inc.	798	67,790
MDU Resources Group, Inc.	2,259	60,722
Total Multi-Utilities		192,237
Personal Products - 0.3%
Coty, Inc. ^	3,410	67,825
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	1,136	69,614
Johnson & Johnson	495	69,161
Merck & Co, Inc.	972	54,694
Pfizer, Inc.	1,822	65,993
Zoetis, Inc.	1,154	83,135
Total Pharmaceuticals		342,597
Professional Services - 1.0%
Dun & Bradstreet Corp.	570	67,494
Equifax, Inc.	451	53,182
Nielsen Holdings PLC	1,502	54,673
Verisk Analytics, Inc. (a) ^	758	72,767
Total Professional Services		248,116
Real Estate Investment Trusts (REITs) - 3.7%
Alexandria Real Estate Equities, Inc.	560	73,130
AvalonBay Communities, Inc.	337	60,124
Crown Castle International Corp.	654	72,601
Digital Realty Trust, Inc.	580	66,062
Essex Property Trust, Inc.	267	64,446
Extra Space Storage, Inc. ^	832	72,758
Federal Realty Investment Trust ^	463	61,491
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,074	73,960
Kimco Realty Corp.	2,810	51,002
Prologis, Inc.	1,193	76,959
Realty Income Corp.	1,042	59,415
Regency Centers Corp.	931	64,407
SBA Communications Corp. (a)	509	83,151
Total Real Estate Investment Trusts (REITs)		879,506
Road & Rail - 0.3%
AMERCO	160	60,466

Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc. ^	752	66,951
Applied Materials, Inc.	1,583	80,923
Cypress Semiconductor Corp. ^	4,499	68,565
First Solar, Inc. (a)	2,271	153,337
Integrated Device Technology, Inc. (a)	2,597	77,209
Intel Corp.	1,723	79,534
KLA-Tencor Corp.	649	68,190
Lam Research Corp.	480	88,353
Maxim Integrated Products, Inc.	1,375	71,885
Microchip Technology, Inc. ^	835	73,380
NVIDIA Corp.	565	109,327
ON Semiconductor Corp. (a)	3,969	83,111
Power Integrations, Inc.	938	68,990
Qorvo, Inc. (a) ^	897	59,740
QUALCOMM, Inc.	1,081	69,206
Rambus, Inc. (a)	4,680	66,550
Skyworks Solutions, Inc. ^	630	59,819
SunPower Corp. (a) ^	10,095	85,101
Teradyne, Inc. ^	1,979	82,861
Texas Instruments, Inc.	770	80,419
Xilinx, Inc.	1,067	71,937
Total Semiconductors & Semiconductor Equipment		1,665,388
Software - 3.4%
Activision Blizzard, Inc.	1,233	78,074
Adobe Systems, Inc. (a)	471	82,538
ANSYS, Inc. (a)	576	85,012
Autodesk, Inc. (a)	710	74,429
Intuit, Inc.	528	83,308
Red Hat, Inc. (a) ^	709	85,151
salesforce.com, Inc. (a)	746	76,264
ServiceNow, Inc. (a)	703	91,663
Splunk, Inc. (a)	986	81,680
Workday, Inc. (a) ^	736	74,881
Total Software		813,000
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	413	41,172
AutoZone, Inc. (a) ^	85	60,466
Foot Locker, Inc. ^	828	38,817
L Brands, Inc. ^	1,318	79,370
O'Reilly Automotive, Inc. (a)	227	54,603
Ross Stores, Inc.	933	74,873
The Home Depot, Inc.	421	79,791
Tiffany & Co.	648	67,360
TJX Cos., Inc.	778	59,486
Tractor Supply Co.	892	66,677
Ulta Beauty, Inc. (a)	215	48,087
Williams-Sonoma, Inc. ^	1,157	59,817
Total Specialty Retail		730,519
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a) ^	4,109	35,502
Apple, Inc.	428	72,430
Hewlett Packard Enterprise Co. ^	2,600	37,336
NetApp, Inc. ^	1,474	81,542
Total Technology Hardware, Storage & Peripherals		226,810

Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. ^	2,978	62,270
Lululemon Athletica, Inc. (a)	1,184	93,051
Nike, Inc.	1,106	69,180
PVH Corp.	593	81,366
Ralph Lauren Corp.	758	78,597
Tapestry, Inc. ^	1,498	66,257
Under Armour, Inc. (a)	3,361	44,769
VF Corp. ^	1,125	83,250
Total Textiles, Apparel & Luxury Goods		578,740
Thrifts & Mortgage Finance - 1.3%
Bear State Financial, Inc.	6,571	67,222
Capitol Federal Financial, Inc.	4,289	57,515
New York Community Bancorp, Inc.	4,483	58,369
TFS Financial Corp.	3,726	55,666
Washington Federal, Inc. ^	1,865	63,876
Total Thrifts & Mortgage Finance		302,648
Trading Companies & Distributors - 2.0%
Air Lease Corp. ^	1,588	76,367
Fastenal Co. ^	1,206	65,956
GATX Corp.	1,013	62,968
MSC Industrial Direct Co., Inc.	603	58,286
United Rentals, Inc. (a)	491	84,407
WESCO International, Inc. (a)	884	60,245
WW Grainger, Inc.	266	62,843
Total Trading Companies & Distributors		471,072
Water Utilities - 1.2%
American States Water Co.	1,393	80,668
American Water Works Co., Inc.	794	72,643
Aqua America, Inc.	1,922	75,400
Middlesex Water Co.	1,672	66,730
Total Water Utilities		295,441
Total United States		22,263,521

Virgin Islands (UK) - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (a)	1,613	101,537

TOTAL COMMON STOCKS (Cost $20,374,701)		23,569,539

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	100,036	100,036
TOTAL SHORT-TERM INVESTMENTS (Cost $100,036)		100,036

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.7%
Investment Companies - 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		2,999,645
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $2,999,645)		2,999,645

Total Investments (Cost $23,474,382) - 112.6%		26,669,220
Liabilities in Excess of Other Assets - (12.6)%		(2,982,258)
TOTAL NET ASSETS - 100.0%		$23,686,962

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,999,645 as of December 31, 2017.
^	All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $2,907,585.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Spirited Funds/ETFMG Whiskey & Spirits ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 99.5%
Canada - 5.1%
Beverages - 5.1%
Corby Spirit and Wine Ltd. (a)	33,005	$606,798
Chile - 1.1%
Beverages - 1.1%
Cia Cervecerias Unidas SA - ADR	4,403	130,241
France - 22.2%
Beverages - 17.5%
Marie Brizard Wine & Spirits SA (a)	37,056	559,326
Pernod Ricard SA	6,046	957,201
Remy Cointreau SA	4,055	561,951
Total Beverages		2,078,478
Textiles, Apparel & Luxury Goods - 4.7%
LVMH Moet Hennessy Louis Vuitton SE	1,868	550,018
Total France		2,628,496
India - 9.7%
Beverages - 9.7%
Radico Khaitan Ltd.	124,322	572,453
United Spirits Ltd. (a)	10,124	581,935
Total Beverages		1,154,388
Ireland - 1.0%
Beverages - 1.0%
C&C Group PLC	33,438	114,343
Italy - 4.7%
Beverages - 4.7%
Davide Campari-Milano SpA	71,385	552,021
Japan - 5.5%
Beverages - 5.5%
Asahi Group Holdings Ltd.	5,500	272,864
Kirin Holdings Co. Ltd.	10,400	262,181
Takara Holdings, Inc.	9,904	115,675
Total Beverages		650,720
Mexico - 0.9%
Beverages - 0.9%
Becle SAB de CV (a)	69,579	111,822
Philippines - 5.0%
Beverages - 5.0%
Ginebra San Miguel, Inc. (a)	1,098,800	591,001
Republic of Korea - 1.0%
Beverages - 1.0%
Hite Jinro Co. Ltd.	5,299	119,290
South Africa - 5.8%
Beverages - 5.8%
Distell Group Ltd.	59,826	685,902
Thailand - 4.6%
Beverages - 4.6%
Thai Beverage PLC	789,749	543,250

United Kingdom - 18.6%
Beverages - 18.6%
Diageo PLC	56,781	2,089,059
Stock Spirits Group PLC	31,985	116,058
Total Beverages		2,205,117
United States - 14.3%
Beverages - 14.3%
Brown-Forman Corp.	8,723	599,008
Constellation Brands, Inc.	2,230	509,711
MGP Ingredients, Inc. ^	7,517	577,907
Total Beverages		1,686,626
TOTAL COMMON STOCKS (Cost $10,362,893)		11,780,015

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.17% (b)	162,726	162,726
TOTAL SHORT-TERM INVESTMENTS (Cost $162,726)		162,726

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 3.0%
Investment Companies - 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		351,000
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $351,000)		351,000

Total Investments (Cost $10,876,619) - 103.9%		12,293,741
Liabilities in Excess of Other Assets - (3.9)%		(465,544)
TOTAL NET ASSETS - 100.0%		$11,828,197

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2017.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $351,000 as of December 31, 2017.
^	All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $345,960.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

AI Powered Equity ETF
Schedule of Investments
December 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 95.7%
Puerto Rico - 0.9%
Banks - 0.9%
Popular, Inc.	24,049	$853,499

United States - 94.8%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	1,986	637,605
Triumph Group, Inc.	58,992	1,604,583
Wesco Aircraft Holdings, Inc. (a)	92,663	685,706
Total Aerospace & Defense		2,927,894
Auto Components - 2.5%
Dana, Inc.	70,895	2,269,349
Automobiles - 0.2%
General Motors Co.	4,165	170,723
Banks - 6.5%
BankUnited, Inc.	5,610	228,439
CIT Group, Inc.	45,942	2,261,725
Fifth Third Bancorp ^	55,626	1,687,693
Hancock Holding Co.	18,286	905,157
Investors Bancorp, Inc.	54,210	752,435
Total Banks		5,835,449
Biotechnology - 0.8%
PDL BioPharma, Inc. (a)	255,315	699,563
Capital Markets - 26.2%
Ameriprise Financial, Inc.	11,499	1,948,736
Apollo Global Management, LLC.	60,944	2,039,796
BGC Partners, Inc.	81,522	1,231,797
BlackRock, Inc.	421	216,272
Franklin Resources, Inc.	38,360	1,662,139
Intercontinental Exchange, Inc.	27,725	1,956,276
LPL Financial Holdings, Inc.	24,455	1,397,359
Nasdaq, Inc.	31,504	2,420,452
Raymond James Financial, Inc.	27,582	2,463,073
S&P Global, Inc.	15,216	2,577,589
SEI Investments Co.	30,883	2,219,252
T. Rowe Price Group, Inc.	21,574	2,263,760
TD Ameritrade Holding Corp.	24,758	1,265,877
Total Capital Markets		23,662,378
Chemicals - 2.5%
Kraton Corp. (a)	18,633	897,551
Mosaic Co.	18,291	469,347
Platform Specialty Products Corp. (a)	89,243	885,291
Total Chemicals		2,252,189
Communications Equipment - 1.9%
Finisar Corp. (a)	19,979	406,573
Oclaro, Inc. (a)	188,632	1,271,379
Total Communications Equipment		1,677,952

Construction & Engineering - 1.6%
Orion Group Holdings, Inc. (a)	185,425	1,451,878
Consumer Finance - 7.8%
Ally Financial, Inc.	77,022	2,245,962
Capital One Financial Corp.	23,533	2,343,415
OneMain Holdings, Inc. (a)	49,130	1,276,889
Santander Consumer USA Holdings, Inc.	63,955	1,190,842
Total Consumer Finance		7,057,108
Diversified Financials - 0.0%
NewStar Financial, Inc. (a)	115,783	–
Electronic Equipment, Instruments & Components - 4.3%
Corning, Inc.	79,680	2,548,964
Systemax, Inc.	39,761	1,322,848
Total Electronic Equipment, Instruments & Components		3,871,812
Energy Equipment & Services - 0.2%
CARBO Ceramics, Inc. (a) ^	18,086	184,115
Health Care Equipment & Supplies - 3.3%
Integer Holdings Corp. (a)	31,275	1,416,758
Penumbra, Inc. (a)	16,602	1,562,248
Total Health Care Equipment & Supplies		2,979,006
Health Care Providers & Services - 7.1%
HCA Healthcare, Inc. (a)	9,618	844,845
HealthSouth Corp.	25,906	1,280,015
Kindred Healthcare, Inc.	40,435	392,220
LifePoint Health, Inc. (a)	5,906	294,119
MEDNAX, Inc. (a)	12,581	672,329
Premier, Inc. (a)	35,862	1,046,812
UnitedHealth Group, Inc.	6,951	1,532,417
Universal Health Services, Inc.	4,149	470,289
Total Health Care Providers & Services		6,533,046
Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp.	81,216	2,846,622
ILG, Inc.	3,652	104,009
Penn National Gaming, Inc. (a)	39,904	1,250,192
Total Hotels, Restaurants & Leisure		4,200,823
Household Durables - 1.4%
Newell Brands, Inc.	41,831	1,292,578
Insurance - 1.4%
Genworth Financial, Inc. (a)	395,048	1,228,599
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	2,754	3,220,720
Internet Software & Services - 3.9%
Alphabet, Inc. (a)	2,206	2,323,801
Facebook, Inc. (a)	6,601	1,164,812
Total Internet Software & Services		3,488,613
Machinery - 0.7%
Greenbrier Cos., Inc.	12,077	643,704
Media - 2.7%
Charter Communications, Inc. (a)	4,798	1,611,936
TEGNA, Inc.	56,017	788,719
Total Media		2,400,655
Oil, Gas & Consumable Fuels - 0.6%
Penn Virginia Corp. (a)	14,439	564,710
Pharmaceuticals - 1.0%
Innoviva, Inc. (a) ^	61,943	878,971
Professional Services - 0.5%
Acacia Research Corp. (a)	111,901	453,199

Real Estate Investment Trusts (REITs) - 0.9%
Forest City Realty Trust, Inc.	125,025	3,013,103
AGNC Investment Corp.	39,369	794,860
Total Real Estate Investment Trusts (REITs)		3,807,963
Semiconductors & Semiconductor Equipment - 4.2%
Microchip Technology, Inc. ^	11,260	989,529
NVIDIA Corp.	14,096	2,727,576
Photronics, Inc. (a)	25,557	217,873
Total Semiconductors & Semiconductor Equipment		3,934,978
Specialty Retail - 0.3%
GameStop Corp. ^	16,568	297,396
Thrifts & Mortgage Finance - 1.8%
Clifton Bancorp, Inc.	27,865	476,492
Radian Group, Inc.	56,204	1,158,364
Total Thrifts & Mortgage Finance		1,634,856
Total United States		89,620,227
TOTAL COMMON STOCKS (Cost $88,599,354)		90,473,726

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 3.8%
Investment Companies - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.60% (b) +		3,461,095
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $3,461,095)		3,461,095

Total Investments (Cost $92,060,449) - 103.7%		93,934,821
Liabilities in Excess of Other Assets - (3.7)%		(3,381,390)
TOTAL NET ASSETS - 100.0%		$90,553,431

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at December 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,461,095 as of December 31, 2017.
^ All or a portion of this security is out on loan as of December 31, 2017. Total value of securities out on loan is $3,327,069.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust
December 31, 2017 (Unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by ETFMG™ Prime Junior Silver ETF, ETFMG™ Prime Cyber Security ETF, ETFMG™ Prime Mobile Payments ETF, ETFMG™ Drone Economy Strategy ETF, ETFMG™ Video Game Tech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, ETFMG Alternative Harvest ETF, AI Powered Equity ETF and BlueStar TA-BIGITech™ Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
 Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2017, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ETF Managers Trust
December 31, 2017 (Unaudited)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of December 31, 2017:

ETFMG™ Prime Junior Silver ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$53,932,490	$—	$—	$53,932,490
Short Term Investments	312,679	—	—	312,679
Total Investments in Securities	$54,245,169	$—	$—	$54,245,169

ETFMG™ Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,126,925,276	$—	$—	$1,126,925,276
Short Term Investments	5,268,134	—	—	5,268,134
Investments Purchased with Securities Lending Collateral*	—	—	—	164,856,018
Total Investments in Securities	$1,132,193,410	$—	$—	$1,297,049,428

ETFMG™ Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$251,542,530	$—	$—	$251,542,530
Short Term Investments	—	—	—	—
Investments Purchased with Securities Lending Collateral*	—	—	—	29,668,618
Total Investments in Securities	$251,542,530	$—	$—	$281,211,148

ETFMG™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,161,188	$—	$—	$45,161,188
Short Term Investments	—	—	—	—
Investments Purchased with Securities Lending Collateral*	—	—	—	6,253,347
Total Investments in Securities	$45,161,188	$—	$—	$51,414,535

ETFMG™ Video Game Tech ETF Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,649,012	$—	$—	$61,649,012
Short Term Investments	413,649	—	—	413,649
Investments Purchased with Securities Lending Collateral*	—	—	—	4,661,194
Total Investments in Securities	$62,062,661	$—	$—	$66,723,855
Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,569,539	$—	$—	$23,569,539
Short Term Investments	100,036	—	—	100,036
Investments Purchased with Securities Lending Collateral*	—	—	—	2,999,645
Total Investments in Securities	$23,669,575	$—	$—	$26,669,220

ETF Managers Trust
December 31, 2017 (Unaudited)

ETFMG™ Alternative Harvest ETF Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$70,866,454	$—	$—	$70,866,454
Investments Purchased with Securities Lending Collateral*	—	—	—	626,033
Total Investments in Securities	$70,866,454	$—	$—	$71,492,487
BlueStar TA-BIGITech™ Israel Technology ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,609,762	$—	$—	$31,609,762
Short Term Investments	4,906	—	—	4,906
Investments Purchased with Securities Lending Collateral*	—	—	$—	3,162,321
Total Investments in Securities	$31,614,668	$—	—	$34,776,989

Spirited Funds/ETFMG Whiskey & Spirits ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,780,015	$—	$—	$11,780,015
Short Term Investments	162,726	—	—	162,726
Investments Purchased with Securities Lending Collateral*	—	—	—	351,000
Total Investments in Securities	$11,942,741	$—	$—	$12,293,741

AI Powered Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$90,473,726	$—	$—	$90,473,726
Investments Purchased with Securities Lending Collateral*	—	—	—	3,461,095
Total Investments in Securities	$90,473,726	$—	$—	$93,934,821

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Below are the transfers into or out of Levels 1 and 2 during the period ended December 31, 2017:

ETFMG™ Prime Junior Silver ETF
Transfers into Level 1	$216,575
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$216,575
Transfers into Level 2	$—
Transfers out of Level 2	(216,575)
Net Transfers in and/(out) of Level 2	$(216,575)

ETF Managers Trust
December 31, 2017 (Unaudited)

The transfer from Level 2 to Level 1 is due to increased trading activity on December 31, 2017.  Transfers between levels are recognized at the end of the reporting period.

ETFMG™ Alternative Harvest ETF had a transfer from Level 1 to Level 3 during the period ended December 31, 2017.  The transfer from Level 1 to Level 3 is due to decreased trading activity on December 31, 2017.  Transfers between levels are recognized at the end of the reporting period and as of December 31, 2017 the security involved in the transfer had a fair value of $0.

Each of, ETFMG™ Prime Cyber Security ETF, ETFMG™ Prime Mobile Payments ETF, ETFMG™ Drone Economy Strategy ETF, ETFMG™ Video Game Tech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, and BlueStar TA-BIGITech™ Israel Technology ETF did not have any transfers between Levels 1, 2 and 3 during the period ended December 31, 2017.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities, at value
Balance as of September 30, 2017	$—
Transfers in(out) of Level 3	12,670
Realized gain (loss)	—
Change in unrealized net depreciation	(12,670)
Purchases	—
(Sales)	—
Balance as of December 31, 2017	$—

ETF Managers Trust
December 31, 2017 (Unaudited)
NOTE 2 – INVESTMENTS IN AFFILIATES

ETFMG™ Prime Cyber Security ETF

ETFMG™ Prime Cyber Security ETF owned 5% or more of the voting securities of the following company during the three months ended December 31, 2017.  SecureWorks Corp. is deemed to be an affiliate of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in this security were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance December 31, 2017	Realized Losses[1]	Net Change in Unrealized Depreciation	Dividend Income	Value December 31, 2017
SecureWorks Corp.	768,717	157,468	(28,764)	897,421	(8,908)	(2,777,335)	—	7,960,124

ETFMG™ Prime Mobile Payments ETF

ETFMG™ Prime Mobile Payments ETF owned 5% or more of the voting securities of the following company during the three months ended December 31, 2017.  Dai-ichi Life Holdings, Inc. is deemed to be an affiliate of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in this security were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance December 31, 2017	Realized Gains/(Losses)	Net Change in Unrealized Appreciation	Dividend Income	Value December 31, 2017
Dai-ichi Life Holdings, Inc.	—	522,600	—	522,600	—	145,090	—	10,778,987

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

  Date  March 26, 2018

  * Print the name and title of each signing officer under his or her signature.